Leases (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2020
Leases [Abstract]
[custom:OperatingLeaseRightOfUseAssets-0]	$ 200,000				¥ 1,600,000
Operating Lease, Weighted Average Discount Rate, Percent						7.00%
Operating Lease, Weighted Average Remaining Lease Term	1 year 6 months				1 year 6 months
Short-Term Lease, Cost		¥ 0	¥ 191,113
Rent expenses	$ 160,039	1,139,743	1,284,750	¥ 1,651,749
Impairment of right of use assets		¥ 0	¥ 0	¥ 151,041